Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
As of December 31, 2021 and 2020, notes payable was as follows:

	2021	2020
Tractor loan	$25,013	$49,156
PPP loan	—	661,612

Total notes payable	25,013	710,768
Less: notes payable - current portion	25,013	538,731

Notes payable, noncurrent	$—	$172,037